Schedule of purchase consideration for acquisition (Details) - INR (₨) ₨ in Thousands	Sep. 10, 2024	Jun. 19, 2024
IfrsStatementLineItems [Line Items]
Net cash acquired with the subsidiary	₨ 3,000
Cash paid	(1,280,000)
Net cash flow on acquisition	(1,277,000)
Globe All India Services Limited [Member]
IfrsStatementLineItems [Line Items]
Net working capital (including cash)	559,000
Property, plant and equipment	46,000
Trademarks	315,870
Customer base and relationships	189,780
Vendor base and relationships	138,030
Borrowings	(523,990)
Deferred tax asset	4,570
Deferred tax liability	(172,789)
Total identifiable net assets at fair value	556,471
Goodwill	723,529
Total purchase consideration	₨ 1,280,000
Adventure and Nature Network Pvt. Ltd. [member]
IfrsStatementLineItems [Line Items]
Net working capital (including cash)		₨ (6,400)
Total identifiable net assets at fair value		(6,400)
Net cash acquired with the subsidiary		2,870
Cash paid		(9,800)
Net cash flow on acquisition		(6,930)
Non-controlling interests measured at fair value		(200)
Deferred tax assets		26,410
Total enterprise value (including fair value of existing 50% stake)		₨ 19,810